Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Accounts Receivable and Accrued Revenues	$ (575)	$ 547
Income Tax Receivable	(124)	199
Inventories	716	(117)
Accounts Payable and Accrued Liabilities	(318)	299
Income Tax Payable	(298)	322
Total Change in Non-Cash Working Capital	(599)	1,250
Net Change in Non-Cash Working Capital – Operating Activities	(363)	1,305
Net Change in Non-Cash Working Capital – Investing Activities	$ (236)	$ (55)